Report of the directors financial review risk report - The downside scenarios (Details)	6 Months Ended
Jun. 30, 2022
Consensus Downside scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	(0.70%)
Consensus Downside scenario ECL | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	5.50%
House price growth	(4.10%)
Inflation rate	0.70%
Consensus Downside scenario ECL | – France
Disclosure of financial assets [line items]
Probability	0.00%
Consensus Downside scenario ECL | – France | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	0.10%
Consensus Downside scenario ECL | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	2.40%
Inflation rate	(0.60%)
Downside 1 scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	30.00%
Downside 1 scenario ECL | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	(3.70%)
Downside 1 scenario ECL | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	6.60%
House price growth	(11.90%)
Inflation rate	9.50%
Downside 1 scenario ECL | – France
Disclosure of financial assets [line items]
Probability	35.00%
Downside 1 scenario ECL | – France | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	(3.10%)
Downside 1 scenario ECL | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	9.10%
House price growth	(2.00%)
Inflation rate	5.00%
Downside 2 scenario ECL | – United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%
Downside 2 scenario ECL | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	(6.30%)
Downside 2 scenario ECL | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	8.50%
House price growth	(15.20%)
Inflation rate	(2.20%)
Downside 2 scenario ECL | – France
Disclosure of financial assets [line items]
Probability	15.00%
Downside 2 scenario ECL | – France | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	(5.50%)
Downside 2 scenario ECL | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	10.20%
House price growth	(4.50%)
Inflation rate	(2.70%)